Debt (Table)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt instrument facilities

The following table summarizes the revolving credit facility as of December 31, 2016:

(Dollars in millions)
Maximum borrowing capacity	$300
Letters of credit outstanding	$2
Amount borrowed	$–
Amount available for use	$298

Long-term debt

Long-term debt as of December 31, 2016 and 2015 was as follows:

				December 31,
				2016			2015
	Issuance date	Maturity date	Call date (any time on or after)	Principal Amount	Less Unamortized discount and debt issuance costs	Total	Principal Amount	Less Unamortized discount and debt issuance costs	Total
(Dollars in millions)
Unsecured Senior Notes
6.700%	Dec 2003 and June 2004	Dec 2033	Dec 2003 and June 2004	$544	$15	$529	$544	$15	$529
6.950%	May 2011	May 2060	May 2016	342	11	331	342	11	331
7.250%	Dec 2014	Dec 2063	Dec 2019	275	10	265	275	10	265
7.250%	Nov 2015	Dec 2064	Dec 2020	300	10	290	300	10	290
Term Loan	Jul 2015	Jan 2022		214	2	212	225	2	223
Obligation on capital leases				2	–	2	2	–	2
Total long-term debt				$1,677	$48	$1,629	$1,688	$48	$1,640
Long-term debt, current						$11			$11
Long-term debt, noncurrent						$1,618			$1,629